Retirement Plan (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Retirement Plan [Abstract]
Retirement Plan
5. Retirement Plan

The Company participates in Associated Capital’s incentive savings plan (the “Plan”), covering substantially all employees. Company contributions to the Plan are determined annually by management of the Company and AC’s Board of Directors but may not exceed the amount permitted as a deductible expense under the Internal Revenue Code. Amounts expensed for allocated contributions to this Plan amounted to approximately $4,436 and $4,436 for the three months ended March 31, 2020 and 2019, respectively, and were recorded as compensation and related costs in the Condensed Consolidated Statements of Operations.

F. Retirement Plan

The Company participates in Associated Capital’s incentive savings plan (the “Plan”), covering substantially all employees. Company contributions to the Plan are determined annually by management of the Company and AC’s Board of Directors but may not exceed the amount permitted as a deductible expense under the Internal Revenue Code.  Amounts expensed for allocated contributions to this Plan amounted to approximately $17,746 and $6,919 in 2019 and 2018, respectively, and are recorded as compensation and related costs in the Consolidated Statements of Operations.